Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax	$ (51,936,000)	$ (32,068,000)	$ (96,537,000)
Provision for (benefit from) income tax at weighted-average statutory rates	0	0	0
U.S. state and local income tax, net of federal benefit	1,000	(3,000)	5,000
U.S. foreign-derived intangible income deduction	0	(141,000)	(200,000)
Argentina tax inflation adjustment	(4,170,000)	239,000	(381,000)
Change in valuation allowances	8,041,000	4,283,000	3,648,000
Uncertain tax positions	2,118,000	2,293,000	0
Change in carryforward attributes	(1,594,000)	(1,740,000)	0
Effect of rates different than statutory	9,357,000	(423,000)	(3,300,000)
Tax credits	(156,000)	(112,000)	0
Withholding taxes	156,000	0	0
Equity compensation	(4,301,000)	0	0
Other	(370,000)	177,000	(4,000)
Total provision for (benefit from) income tax	$ 9,082,000	$ 4,573,000	$ (232,000)